SUPPLEMENT DATED DECEMBER 15, 2023

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2023

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2023, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

High Yield Bond Portfolio – In the Management subsection, the following is added in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

John Brueggemann, Senior Research Analyst and Portfolio Manager	Since 2023

Intermediate Bond Portfolio – In the Management subsection, the following is added in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Andrew Melchiorre, CFA, Managing Director, Portfolio Manager	Since 2023
Edward Fitzpatrick III, CFA, Managing Director, Portfolio Manager	Since 2023

Short Duration Bond Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, is deleted and replaced with the following:

Sub-Adviser – T. Rowe Price Associates, Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Michael F. Reinartz, CFA, Co-Portfolio Manager	Since 2015
Steven Kohlenstein, CFA, Co-Portfolio Manager	Since 2023

Large-Cap Core Portfolio – In the Management subsection, information regarding David Small is deleted from the “Portfolio Manager and Primary Title with Sub-Adviser” table.

Value Advantage Portfolio – The following changes will be effective January 1, 2024:

The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.66%	0.66%
Service Fee	0.20%	0.00%
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.89%	0.69%
Less Fee Waiver[1]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	0.87%	0.67%

[1]	The investment adviser has agreed to waive 0.02% of its management fee through April 30, 2025.
Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

In the Examples subsection, the second sentence of the first paragraph and the table will be deleted and replaced with the following:

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period

	1 year	3 years	5 years	10 years
Class I	$89	$282	$491	$ 1,094
Class P	$68	$219	$382	$857

International Small-Cap Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, is deleted and replaced with the following:

Sub-Adviser – FIAM LLC. The person primarily responsible for day-to-day management of the Fund is:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
David Jenkins, Portfolio Manager	Since 2022

Technology Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, is deleted and replaced with the following:

Sub-Adviser – MFS Investment Management. The person primarily responsible for day-to-day management of the Fund is:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Reinier Dobbelmann, Investment Officer and Portfolio Manager	Since 2022

Disclosure Changes to the Additional Information About Principal Investment Strategies and
Principal Risks section

In the Principal Risks from Holdings in ESG Underlying Funds table for each of the ESG Portfolios, Geographic Focus Risk is removed.

Disclosure Changes to the About Management section

In the table for Aristotle Pacific Capital, LLC (formerly named Pacific Asset Management LLC), the following information is added to the subsection for the High Yield Bond Portfolio:

John Brueggemann	Senior Research Analyst of Aristotle Pacific since 2015 and Portfolio Manager of Aristotle Pacific since 2023. Mr. Brueggemann is a member of the high yield portfolio management team and also provides research and analysis of investments in the Manufacturing and Machinery sectors. He began his investment career in 2012 and has a BA from the University of Arizona.

In the table for FIAM LLC, information regarding Sam Chamovitz is deleted from the subsection for the International Small-Cap Portfolio.

In the table for J.P. Morgan Investment Management Inc., information regarding David Small is deleted from the subsection for the Large-Cap Core Portfolio and the following information is added to the subsection for the Intermediate Bond Portfolio:

Andrew Melchiorre, CFA Edward Fitzpatrick III, CFA

Managing director of J.P. Morgan since 2012, member of J.P. Morgan’s Global Fixed Income, Currency & Commodities Group since 2012, and portfolio manager on J.P. Morgan’s Core Bond strategy since 2012. He began his investment career in 2008 and has a BS from The Ohio State University.

Managing director of J.P. Morgan since 2013, member of J.P. Morgan’s Global Fixed Income, Currency & Commodities Group since 2013, and head of J.P. Morgan’s U.S. Rates Team since 2013. He began his investment career in 2000 and has a BS from Boston College and an MBA from New York University.

In the table for Massachusetts Financial Services Company, doing business as MFS Investment Management, information regarding Matthew Sabel is deleted from the subsection for the Technology Portfolio.

In the table for T. Rowe Price Associates, Inc., the following information is added to the section for the Short Duration Bond Portfolio:

Steven Kohlenstein, CFA	Vice President of T. Rowe Price Group, Inc. since 2018, Vice President of T. Rowe Price since 2017, and Co-Portfolio Manager in T. Rowe Price’s short-term bond fund since 2023. He began his investment career in 2011 and has a BS from Towson University.

SUPPLEMENT DATED DECEMBER 15, 2023

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2023

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2023 (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Investment Advisory Fee Schedules section, effective January 1, 2024 the following footnote 8 will be added to the Value Advantage Portfolio and current footnotes 8-12 will be renumbered as footnotes 9-13:

8 PLFA has agreed to waive 0.02% of its management fee for the Value Advantage Portfolio through April 30, 2025. There is no guarantee that PLFA will continue such waiver after that date.

INFORMATION ABOUT THE MANAGERS

In the Compensation Structures and Methods section, under the FIAM subsection, all information regarding Sam Chamovitz is deleted, and the second sentence of the first paragraph is deleted and replaced with the following:

David Jenkins is the Portfolio Manager of the International Small-Cap Portfolio and receives compensation for those services as a research analyst and as a portfolio manager under a single compensation plan.

Also in the Compensation Structures and Methods section, under the MFS subsection, all information regarding Matthew Sabel is deleted.

In the Other Accounts Managed section, the following changes are made:

Under Aristotle Pacific’s portion of the table, the following information is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Aristotle Pacific
John Brueggemann[2]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

2 Other Accounts Managed information as of October 31, 2023.

Under FIAM’s portion of the table, information regarding Sam Chamovitz is deleted.

Under JPMorgan’s portion of the table, information regarding David Small is deleted and the following information is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
JPMorgan
Andrew Melchiorre[2]
Registered Investment Companies	12	$58,030,866,010	None	N/A
Other Pooled Investment Vehicles	10	$19,127,086,363	None	N/A
Other Accounts	22	$5,269,927,441	None	N/A
Edward Fitzpatrick III[2]
Registered Investment Companies	5	$42,997,992,705	None	N/A
Other Pooled Investment Vehicles	9	$15,618,704,993	None	N/A
Other Accounts	4	$3,203,730,061	1	$118,940,797

2 Other Accounts Managed information as of October 31, 2023.

Under MFS’s portion of the table, information regarding Matthew Sabel is deleted.

Under T. Rowe Price’s portion of the table, the following information is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
T. Rowe Price
Steven Kohlenstein[2]
Registered Investment Companies	6	$7,068,831,870	None	N/A
Other Pooled Investment Vehicles	2	$11,206,609,868	None	N/A
Other Accounts	2	$354,466,190	None	N/A

2 Other Accounts Managed information as of October 31, 2023.